                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ----------------------
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick           Minneapolis, Minnesota      November 11, 2009
-----------------------------      ----------------------      -----------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $589,354
                                         ----------
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                   Voting Authority
                                                         Value             Investment    Other   ---------------------
Symbol                      Title of Class    Cusip    (x$1,000)   Shares  Discretion  Managers    Sole   Shared  None
--------------------------  --------------  ---------  ---------  -------  ----------  --------  -------  ------  ----
3m Co                       COM             88579Y101      33814   458189     Sole        N/A     458189
Archer Daniels Midland Co   COM             039483102      32016  1095680     Sole        N/A    1095680
Barrick Gold Corp           COM             067901108      12791   337502     Sole        N/A     337502
Brush Engineered Matls Inc  COM             117421107      27990  1144302     Sole        N/A    1144302
Cemex Sab DE CV             SPON ADR NEW    151290889      23960  1854468     Sole        N/A    1854468
Chesapeake Energy Corp      COM             165167107      34389  1210883     Sole        N/A    1210883
Du Pont E I De Nemour & Co  COM             263534109      29078   904741     Sole        N/A     904741
Dynegy Inc Del              CL A            26817G102      13816  5418010     Sole        N/A    5418010
Encana Corp                 COM             292505104      31026   538551     Sole        N/A     538551
Goldcorp Inc New            COM             380956409      46273  1146235     Sole        N/A    1146235
ITT Corp New                COM             450911102      28380   544192     Sole        N/A     544192
Kraft Foods Inc             CL A            50075N104      29037  1105319     Sole        N/A    1105319
Newmont Mining Corp         COM             651639106      26103   592991     Sole        N/A     592991
Northstar Rlty Fin Corp     COM             66704R100         70    20000     Sole        N/A      20000
Potash Corp Sask Inc        COM             73755L107      26372   291924     Sole        N/A     291924
Pride Intl Inc Del          COM             74153Q102      31154  1023456     Sole        N/A    1023456
Siemens A G                 SPONSORED ADR   826197501      36985   397859     Sole        N/A     397859
Sony Corp                   ADR NEW         835699307      19270   659942     Sole        N/A     659942
TCF Finl Corp               COM             872275102      24229  1858057     Sole        N/A    1858057
Terex Corp New              COM             880779103      28124  1356683     Sole        N/A    1356683
URS Corp New                COM             903236107       8312   190416     Sole        N/A     190416
Wabtec Corp                 COM             929740108      26643   709908     Sole        N/A     709908
Boston Scientific           COM             101137107      19522  1843460     Sole        N/A    1843460